STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted
	Number of	average
	options	exercise price
		$
Balance at January 1, 2017 and December 31, 2017	3,400,000	0.16
Options granted	1,850,000	0.09
Options cancelled	(400,000)	0.16
Balance at December 31, 2018	4,850,000	0.13

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
	Outstanding			Exercisable
		Weighted average			Weighted average
	Number	exercise	contractual	Number	exercise	contractual
	of options	price	life (years)	of options	price	life (years)
		$			$
$0.09	1,850,000	0.09	2.00	1,850,000	0.09	2.00
$0.16	3,000,000	0.16	2.43	3,000,000	0.16	2.43
	4,850,000	0.13	2.26	4,850,000	0.13	2.26

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
For the year ended December 31	2018

Fair value at grant date	$0.04
Expected volatility	100.59%
Expected option life	1.46 years
Dividends	0.0%
Risk-free interest rate	1.80%
Estimated forfeiture rate	5.04%